Significant Accounting Policies (Policies)	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2026	Dec. 31, 2025
Significant Accounting Policies
Basis of Presentation

Basis of Presentation

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the accounting and disclosure rules and regulations of the Securities and Exchange Commission (the “SEC”).

Basis of Presentation

The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and in accordance with the instructions to Form 10-Q and Article 8 of Regulation S-X of the SEC. Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.

The interim results for the three months ended March 31, 2026 are not necessarily indicative of the results to be expected for the year ending December 31, 2026 or for any future periods.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future events. Accordingly, the actual results could differ significantly from those estimates.

Use of Estimates

The preparation of unaudited condensed financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the unaudited condensed financial statements and the reported amounts of revenues and expenses during the reporting periods.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the unaudited condensed financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future events. Accordingly, the actual results could differ significantly from those estimates.

Income Taxes

Income Taxes

The Company accounts for income taxes under ASC 740, “Income Taxes.” ASC 740, Income Taxes, requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the condensed financial statements and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized. As of December 31, 2025, the Company did not have deferred tax assets or liabilities.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim period, disclosure and transition.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits and underpayment of income tax as income tax expense. As of December 31, 2025, the Company did not incur interest and penalties related to underpayment of income taxes. There were no unrecognized tax benefits as of December 31, 2025. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

The Company has identified the United States as its only “major” tax jurisdiction. The Company is subject to income taxation by major taxing authorities since inception. These examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with federal and state tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Income Taxes

The Company accounts for income taxes under ASC 740, “Income Taxes.” ASC 740, Income Taxes, requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the condensed financial statements and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized. As of March 31, 2026 and December 31, 2025, the Company did not have a deferred tax liability as the deferred tax asset was fully offset by a valuation allowance.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim period, disclosure and transition.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits and underpayment of income tax as income tax expense. As of March 31, 2026 and December 31, 2025, the Company did not incur interest and penalties related to underpayment of income taxes. There were no unrecognized tax benefits as of March 31, 2026 and December 31, 2025. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

The Company has identified the United States as its only “major” tax jurisdiction. The Company is subject to income taxation by major taxing authorities since inception. These examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with federal and state tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Earnings (Loss) Per share

Net Loss Per Share

Net loss per share is computed by dividing net loss by the weighted average number of shares outstanding for the period. For purposes of calculating diluted loss per share, the denominator includes both the weighted average number of shares outstanding during the period and the number of common share equivalents if the inclusion of such common share equivalents is dilutive.

Net Loss Per Share

Net loss per share is computed by dividing net loss by the weighted average number of shares outstanding for the period. For purposes of calculating diluted loss per share, the denominator includes both the weighted average number of shares outstanding during the period and the number of common share equivalents if the inclusion of such common share equivalents is dilutive.

Recent Issued Accounting Pronouncements Not Yet Adopted

Recent Accounting Standards

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires disclosure of incremental income tax information within the rate reconciliation and expanded disclosures of income taxes paid, among other disclosure requirements. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company has not yet adopted the ASU 2023-09 and is currently evaluating its impact on the Company’s financial statements and related disclosures.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The amendments in this ASU require disclosures, on an annual and interim basis, of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), as well as the aggregate amount of other segment items included in the reported measure of segment profit or loss. The ASU requires that a public entity disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources. Public entities will be required to provide all annual disclosures currently required by Topic 280 in interim periods, and entities with a single reportable segment are required to provide all the disclosures required by the amendments in this ASU and existing segment disclosures in Topic 280. This ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The Company adopted ASU 2023-07 on December 4, 2025 (inception). The adoption of ASU 2023-07 did not have a material effect on the Company’s financial statements.

Management does not believe that any other recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

Recent Accounting Standards

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires disclosure of incremental income tax information within the rate reconciliation and expanded disclosures of income taxes paid, among other disclosure requirements. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company has not yet adopted the ASU 2023-09 and is currently evaluating its impact on the Company’s financial statements and related disclosures.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The amendments in this ASU require disclosures, on an annual and interim basis, of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), as well as the aggregate amount of other segment items included in the reported measure of segment profit or loss. The ASU requires that a public entity disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources. Public entities will be required to provide all annual disclosures currently required by Topic 280 in interim periods, and entities with a single reportable segment are required to provide all the disclosures required by the amendments in this ASU and existing segment disclosures in Topic 280. This ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The Company adopted ASU 2023-07 on December 4, 2025 (inception). The adoption of ASU 2023-07 did not have a material effect on the Company’s financial statements.

Management does not believe that any other recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

Forge Nano, Inc.
Significant Accounting Policies
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and for interim financial information in accordance with the Securities and Exchange Commission (“SEC”), instructions to Form 10-Q and Article 8 of Regulation S-X. Accordingly, they do not include all the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair presentation have been included.

Certain information and footnote disclosures normally included in the annual consolidated financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The unaudited interim condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and notes thereto included elsewhere in this prospectus.

The information presented in the accompanying unaudited condensed consolidated balance sheet as of December 31, 2025 has been derived from the Company’s 2025 audited consolidated financial statements.

Basis of Presentation

The consolidated financial statements of the Company have been prepared on the basis of generally accepted accounting principles of the United States of America (GAAP). The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect amounts reported in the consolidated financial statements. Actual results could differ from those estimates.

Use of Estimates

Use of Estimates

The preparation of the unaudited condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the unaudited condensed consolidated financial statements and accompanying notes. Actual results could differ from these estimates. Management periodically evaluates estimates used in the preparation of the unaudited condensed consolidated financial statements for continued reasonableness. Appropriate adjustments, if any, to estimates are made prospectively based upon such periodic evaluations. It is reasonably possible that changes may occur in the near term that would affect management’s estimates with respect to revenue recognition, estimates of cost to complete contracts, allowance for credit losses, share-based payments, accrued expenses, inventory, deferred taxes, property and equipment and valuation of assets acquired in business combinations.

Use of Estimates

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from these estimates. Management periodically evaluates estimates used in the preparation of the consolidated financial statements for continued reasonableness. Appropriate adjustments, if any, to estimates are made prospectively based upon such periodic evaluations. It is reasonably possible that changes may occur in the near term that would affect management’s estimates with respect to revenue recognition, estimates of cost to complete contracts, allowance for credit losses, share-based payments, accrued expenses, inventory, deferred taxes, property and equipment and valuation of assets acquired in business combinations.

Reclassification of Previously Issued Presentation

Reclassification of Previously Issued Presentation

Certain amounts from previously issued financial statements have been reclassified to ensure consistency with the current year’s presentation. These reclassifications did not affect the reported results of operations.

Reclassification of Previously Issued Presentation

Certain amounts from previously issued financial statements have been reclassified to ensure consistency with the current year’s presentation. These reclassifications did not affect the reported results of operations.

Going Concern

Going Concern

During the three months ended March 31, 2026 and 2025, the Company incurred net losses in the amount of $11,676 and $13,983, respectively, and generated negative cash flows from operations in the amounts of $6,745 and $3,550, respectively. Additionally, as of March 31, 2026, the Company had an accumulated deficit in the amount of $140,764 and cash and cash equivalents of $17,326.

Based on current liquidity, historical operating losses, negative operating cash flows, and forecasted expenditures as of March 31, 2026, the Company’s current forecast of operating results and cash flows, combined with the effect of the financing transactions discussed above, management determined that there is substantial doubt about the Company’s ability to continue as a going concern over the twelve months following the date these financial statements are issued. As a result, the Company may require additional liquidity to continue its operations over the next twelve months.

It should be noted that, as described in Subsequent Events, the Company took suitable steps to secure liquidity in the form of an additional investment of $24,039 into its Series D. This additional financing was used by the Company through Forge Battery to place down deposits on equipment with its South Korean Tier 1 battery producing partner ($10,000) and on the lease at its Morrisville facility ($2,800).

While the Company expects this amount to be sufficient for 12-months of operating cash flows under the current sales projections, investment into Forge Battery will need to continue, reducing this cash ramp.

Forge Nano de-SPAC

In October 2025, Forge Nano initiated a process to identify an appropriate special purpose acquisition company (SPAC) as a potential merger partner to facilitate becoming a publicly traded entity. The transaction was pursued to secure additional capital to support Forge Nano’s growth across its battery and semiconductor business lines. A SPAC “ATII Holdings Inc” was selected in November 2025. Since selection, the SPAC and Forge Nano have been working together to structure a private investment in public equity (PIPE) financing to provide committed capital for the transaction. Although the SPAC holds $242,000 in its trust account, Forge Nano has assumed a 100% redemption rate, resulting in the PIPE serving as the primary source of financing.Agreement (BCA) in combination with the SPAC. Moving forward will be determined by forming the full PIPE investment and securing signatures on the PIPE agreement. As of March 31, 2026, Forge Nano and its advisors had pledges for approximately $130,000 in the PIPE round, which was anticipated to include existing investors and the Company’s new battery partner, which is described below.

Going Concern

The Company’s consolidated financial statements are prepared in accordance with generally accepted accounting principles applicable to a going concern that contemplates the realization of assets and liquidation of liabilities in the normal course of business. The Company demonstrates adverse conditions that raise substantial doubt about the Company’s ability to continue as a going concern for one year following the issuance of these consolidated financial statements. These adverse conditions are negative financial trends, specifically negative cash flow from operations, minimal revenues, and reoccurring net losses.

During the years ended December 31, 2025 and 2024, the Company incurred net losses in the amount of $43,174 and $26,984, respectively, and generated negative cash flows from operations in the amounts of $34,346 and $23,772, respectively. Additionally, as of December 31, 2025, the Company had an accumulated deficit in the amount of $129,088 and cash and cash equivalents of $9.061 million. Based on current liquidity, historical operating losses, negative operating cash flows, and forecasted expenditures as of December 31, 2025, the Company’s current forecast of operating results and cash flows, combined with the effect of the financing transactions discussed above, management determined that there is substantial doubt about the Company’s ability to continue as a going concern over the twelve months following the date these financial statements are issued. As a result, the Company may require additional liquidity to continue its operations over the next twelve months.

It should be noted that, as described in Subsequent Events, the Company is taking suitable steps to secure that liquidity.

Principles of Consolidation

Principles of Consolidation

The unaudited condensed consolidated financial statements include the accounts of the Company and all of its wholly owned and majority- owned subsidiaries. All material intercompany accounts and transactions have been eliminated in consolidation.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and all of its wholly owned and majority- owned subsidiaries. All material intercompany accounts and transactions have been eliminated in consolidation.

Cash, Cash Equivalents and Restricted Cash

Cash, Cash Equivalents and Restricted Cash

The Company considers all investments with an original maturity of three months or less when purchased to be cash equivalents. The Company continually monitors its positions with, and the credit quality of, the financial institution with which it invests. As of the balance sheet date and periodically throughout the year, the Company maintained balances with a financial institution in excess of the amount insured by the Federal Deposit Insurance Corporation (FDIC). The total amount of bank deposits (checking and savings accounts) that was insured by the FDIC at year end was $250 at each institution.

Restricted cash consists of cash balances that are restricted as to withdrawal or usage and includes cash to collateralize a bank line of credit related primarily to customer deposits for new projects. The Company has two restricted cash accounts with a combined balance of $371 and $368 as of March 31, 2026 and December 31, 2025, respectively. Cash, cash equivalents, and restricted cash as of March 31, 2026 and December 31, 2025 were as follows:

	March 31,	December 31,
	2026	2025
Cash and cash equivalents	$17,326	$9,061
Restricted cash	371	368
Total	$17,697	$9,429

While the Company maintains cash in excess of FDIC coverage, it intends to diversify its holdings to leverage such coverage. The carrying amount reported in the balance sheet for cash and cash equivalents approximates fair value due to the short-term nature of these investments.

Cash, Cash Equivalents and Restricted Cash

The Company considers all investments with an original maturity of three months or less when purchased to be cash equivalents. The Company continually monitors its positions with, and the credit quality of, the financial institution with which it invests. As of the balance sheet date and periodically throughout the year, the Company maintained balances with a financial institution in excess of the amount insured by the Federal Deposit Insurance Corporation (FDIC). The total amount of bank deposits (checking and savings accounts) that was insured by the FDIC at year end was $250 at each institution.

Restricted cash consists of cash balances that are restricted as to withdrawal or usage and includes cash to collateralize a bank line of credit related primarily to customer deposits for new projects. The Company has two restricted cash accounts with a combined balance of $368 and $8,388 as of December 31, 2025 and 2024, respectively. Cash, cash equivalents, and restricted cash as of December 31, 2025 and 2024 were as follows:

	2025	2024
Cash and cash equivalents	$9,061	$3,850
Restricted cash	368	8,388
Total	$9,429	$12,238

While the Company maintains cash in excess of FDIC coverage, it intends to diversify its holdings to leverage such coverage. The carrying amount reported in the balance sheet for cash and cash equivalents approximates fair value due to the short-term nature of these investments.

Accounts Receivable

Accounts Receivable

Accounts receivable are stated at net invoice amounts. An allowance for credit losses is established for amounts expected to be uncollectible over the contractual life of the receivables. The Company collectively evaluates accounts receivable to determine the allowance for credit losses based on its historical bad debt expense and benchmarking of the allowances of comparable public companies. The Company calculates the allowance as 2 percent of total accounts receivable on a monthly basis, with an additional allowance added as needed based on a case-by-case analysis of accounts receivable. Uncollectible amounts are written off against the allowance for credit losses in the period they are determined to be uncollectible. Recoveries of amounts previously written off are recognized when received.

Three customers accounted for 74 percent and three customers accounted for 65 percent of net accounts receivable as of March 31, 2026 and December 31, 2025, respectively.

Accounts Receivable

Accounts receivable are stated at net invoice amounts. An allowance for credit losses is established for amounts expected to be uncollectible over the contractual life of the receivables. The Company collectively evaluates accounts receivable to determine the allowance for credit losses based on its historical bad debt expense and benchmarking of the allowances of comparable public companies. The Company calculates the allowance as 2 percent of total accounts receivable on a monthly basis, with an additional allowance added as needed based on a case-by-case analysis of accounts receivable. Uncollectible amounts are written of against the allowance for credit losses in the period they are determined to be uncollectible. Recoveries of amounts previously written off are recognized when received.

Three customers accounted for 65 percent and five customers accounted for 60 percent of net accounts receivable as of December 31, 2025 and 2024, respectively.

Unbilled Receivables		Unbilled Receivables The Company recognizes revenue over time. Unbilled receivables balance represent amounts that have been earned but are not yet billed.	Unbilled Receivables The Company recognizes revenue over time. Unbilled receivables balance represent amounts that have been earned but are not yet billed.
Inventory		Inventory Inventory consists of raw materials and work in progress and is stated at the lower of cost or net realizable value, with cost determined using the average cost method.	Inventory Inventory consists of raw materials and work in progress and is stated at the lower of cost or net realizable value, with cost determined using the average cost method.
Property and Equipment

Property and Equipment

Property and equipment are recorded at cost or at fair value when acquired as part of a business combination. The straight-line method is used for computing depreciation and amortization and recorded within cost of sales. Assets are depreciated over their estimated useful lives. The cost of leasehold improvements is depreciated (amortized) over the lesser of the length of the related leases or the estimated useful lives of the assets. Costs of maintenance and repairs are charged to expense when incurred.

Property and Equipment

Property and equipment are recorded at cost or at fair value when acquired as part of a business combination. The straight-line method is used for computing depreciation and amortization and recorded within cost of sales. Assets are depreciated over their estimated useful lives. The cost of leasehold improvements is depreciated (amortized) over the lesser of the length of the related leases or the estimated useful lives of the assets. Costs of maintenance and repairs are charged to expense when incurred.

Leases

Leases

The Company has operating leases for building and office rentals. The Company determines if an arrangement is a lease, or contains a lease, at the inception of the arrangement. The Company recognizes expense for operating leases on a straight-line basis over the lease term. The Company elected to include both lease and non lease components as a single component for operating leases.

The Company elected to account for leases with a lease term of one year or less as short-term leases. Short-term leases are not included in the right-of-use asset and lease liability. The Company has no short term leases as of March 31, 2026 and December 31, 2025.

The Company uses its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The Company uses the implicit interest rate in the lease when readily determinable.

Leases

The Company has operating leases for building and office rentals. The Company determines if an arrangement is a lease, or contains a lease, at the inception of the arrangement. The Company recognizes expense for operating leases on a straight-line basis over the lease term. The Company elected to include both lease and non lease components as a single component for operating leases. The Company elected to account for leases with a lease term of one year or less as short-term leases. Short-term leases are not included in the right-of-use asset and lease liability. The Company has no short term leases as of December 31, 2025 and 2024.

The Company uses its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The Company uses the implicit interest rate in the lease when readily determinable.

Intangible Assets

Intangible Assets

Acquired intangible assets subject to amortization are stated at cost and are amortized using the straight line method over the estimated useful lives of the assets. Intangible assets that are subject to amortization are reviewed for potential impairment whenever events or circumstances indicate that carrying amounts may not be recoverable. Assets not subject to amortization are tested for impairment at least annually.

Intangible Assets

Acquired intangible assets subject to amortization are stated at cost and are amortized using the straight line method over the estimated useful lives of the assets. Intangible assets that are subject to amortization are reviewed for potential impairment whenever events or circumstances indicate that carrying amounts may not be recoverable. Assets not subject to amortization are tested for impairment at least annually.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired in business combinations. Goodwill is not amortized but is tested for impairment at least annually, or more frequently if events or changes in circumstances indicate potential impairment.

Goodwill is evaluated for impairment at the reporting unit level. A reporting unit is defined as an operating segment or one level below an operating segment.

The Company has identified three reporting units, which correspond to its operating and reportable segments:

●	Tool Manufacturing and Related Services
●	Coating Services
●	Battery Manufacturing

This determination is based on the Company’s organizational structure, the availability of discrete financial information, and management’s regular review of such information in assessing performance and allocating resources.

The Company performs its annual impairment test during the fourth quarter and may first perform a qualitative assessment to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying amount. In performing this assessment, the Company considers factors such as macroeconomic conditions, industry and market trends, cost factors, overall financial performance, and company-specific developments.

If a quantitative assessment is required, the Company estimates the fair value of the reporting unit using valuation techniques consistent with the income and market approaches, which require significant judgment, including assumptions related to projected financial performance, discount rates, and long-term growth.

For the three months ended March 31, 2026, the Company performed qualitative assessments for each reporting unit and concluded that it was more likely than not that the fair value of each reporting unit exceeded its carrying amount. Accordingly, no impairment was recognized.

Goodwill

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired in business combinations. Goodwill is not amortized but is tested for impairment at least annually, or more frequently if events or changes in circumstances indicate potential impairment.

Goodwill is evaluated for impairment at the reporting unit level. A reporting unit is defined as an operating segment or one level below an operating segment.

The Company has identified three reporting units, which correspond to its operating and reportable segments:

●	Tool Manufacturing and Related Services
●	Coating Services
●	Battery Manufacturing

This determination is based on the Company’s organizational structure, the availability of discrete financial information, and management’s regular review of such information in assessing performance and allocating resources.

The Company performs its annual impairment test during the fourth quarter and may first perform a qualitative assessment to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying amount. In performing this assessment, the Company considers factors such as macroeconomic conditions, industry and market trends, cost factors, overall financial performance, and company-specific developments.

If a quantitative assessment is required, the Company estimates the fair value of the reporting unit using valuation techniques consistent with the income and market approaches, which require significant judgment, including assumptions related to projected financial performance, discount rates, and long-term growth.

For the year ended December 31, 2025, the Company performed qualitative assessments for each reporting unit and concluded that it was more likely than not that the fair value of each reporting unit exceeded its carrying amount. Accordingly, no impairment was recognized.

As of December 31, 2025, goodwill totaled $3,124.

Goodwill is allocated to the Company’s reporting units as follows:

Reporting Unit	Goodwill
Tool Manufacturing & Related Services	$900
Coating Services	2,224
Battery Manufacturing	—
Total	$3,124

Notes Receivable

Notes Receivable

The Company’s notes receivable represent contractual rights to receive cash on fixed or determinable dates. Notes receivable are carried at amortized cost, net of an allowance for credit losses. The Company recognizes interest income on notes receivable using the effective interest method. Accrued interest receivable is recorded in Notes receivable and is evaluated for credit losses.

The Company estimates expected credit losses on notes receivable using the Expected Credit Loss (CECL) model, based on relevant information about past events, current conditions, and reasonable and supportable forecasts. In developing these estimates, the Company considers, among other factors, the borrower’s financial condition, historical payment performance, projected cash flows, and any other information relevant to assessing collectibility. The allowance for credit losses is recognized as a contra-asset and is adjusted through credit loss expense in the consolidated statements of operations.

Derivative Financial Instruments

Derivative Financial Instruments

The Company accounts for derivative financial instruments in accordance with Accounting Standards Codification 815, Derivatives and Hedging (ASC 815), which establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. ASC 815 requires that an entity recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value.

Derivative Financial Instruments

The Company accounts for derivative financial instruments in accordance with Accounting Standards Codification 815, Derivatives and Hedging (ASC 815), which establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. ASC 815 requires that an entity recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value.

Reclassification of prior year amounts

Reclassification of prior year amounts

Certain reclassifications have been made to the prior years’ financial statements to conform to the current year presentation. These reclassifications had no effect on previously reported results of operations or stockholders’ equity.

Subsequent Events

Subsequent Events

Management concluded that no subsequent events requiring recognition or additional disclosure in the unaudited condensed consolidated financial statements occurred, other than those disclosed below.

Series D

After March 31, 2026, there were additional investments of $24,039 into its Series D. This additional financing was used by the Company through Forge Battery to place down deposits on equipment with its South Korean Tier 1 battery producing partner ($10,000) and on the lease at its Morrisville facility ($2,800).

Forge Nano de-SPAC

In October 2025, Forge Nano initiated a process to identify an appropriate special purpose acquisition company (SPAC) as a potential merger partner to facilitate becoming a publicly traded entity. The transaction was pursued to secure additional capital to support Forge Nano’s growth across its battery and semiconductor business lines.

A SPAC (name to be disclosed upon announcement of the business combination agreement, consistent with regulatory requirements) was selected in November 2025. Since selection, the SPAC and Forge Nano have been working together to structure a private investment in public equity (PIPE) financing to provide committed capital for the transaction. Although the SPAC holds $240,000 in its trust account, Forge Nano has assumed a 100% redemption rate, resulting in the PIPE serving as the primary source of financing.

As of March, 2026 Forge Nano had completed its filing documentation and was preparing to announce the Business Combination Agreement (BCA) in combination with the SPAC. Moving forward will be determined by forming the full PIPE investment and securing signatures on the PIPE agreement.

Forge Battery Project Finance

Forge Battery received a term sheet from a suitable lender for a note up to $275,000 for the development of its facility and, in a Phase II development proposal, the development of an electrode line for ALD-coated battery components. As of July 17, 2026, the term sheet is under negotiation.

Forge Battery Partnership

In November 2025, Forge Battery executed term sheets with Samsung SDI to establish a multi‑faceted strategic partnership. The definitive agreements, executed in the first and second quarters of 2026, include the following elements:

●	An investment by the partner of $10,000 in Forge Nano’s Series D financing round and $10,000 in the PIPE associated with Forge Nano’s de‑SPAC transaction.
●	Forge Battery’s purchase of manufacturing equipment from the partner.
●	The partner’s commitment to provide personnel and technical resources to support the installation, commissioning, and conditioning of the equipment, with a performance guarantee of 80% OEE (overall equipment effectiveness).
●	An offtake arrangement under which the partner will purchase 250 MWh of batteries per year for three years following the commencement of Forge Battery’s facility operations.
●	The provision of raw materials to Forge Battery at the partner’s large‑scale purchase pricing.

OIC Note

In the second quarter of 2026, Forge Nano and OIC agreed to extend their agreement’s maturity date into September 2026

Subsequent Events

Management concluded that no subsequent events requiring recognition or additional disclosure in the consolidated financial statements occurred, other than those disclosed below.

Convertible Notes and Series D

On March 31, 2025, the initial close of the Series D financing was completed, with Rock Creek and Ascent Funds participating as lead investors. A total of approximately $42,000 was raised in this initial close. This amount included $2,000 from our credit partner, OIC Growth Funds, which retired $2,000 of outstanding debt, through the exercise of a portion of its paid-in warrants.

The Series D round remained open, as it had not yet reached its full $100,000 capacity, and Forge Nano continued to seek additional capital to extend its cash runway into 2026. During the fourth quarter of 2025, several smaller investors participated, including the Ed Smith Group with an investment of $2,000. In March 2026, an additional $15,000 investment was received from the HZO Investor Group. As of March 2026, the total capital raised in the Series D financing amounted to $62,846.

Forge Nano de-SPAC

In October 2025, Forge Nano initiated a process to identify an appropriate special purpose acquisition company (SPAC) as a potential merger partner to facilitate becoming a publicly traded entity. The transaction was pursued to secure additional capital to support Forge Nano’s growth across its battery and semiconductor business lines.

Archimedes Tech SPAC Partners II Co was selected in November 2025. The BCA was announced April 20, 2026. Since selection, the SPAC and Forge Nano have been working together to structure a private investment in public equity (PIPE) financing to provide committed capital for the transaction and has secured to date $100 million from a single investor. The PIPE capital raising efforts will continue. Although the SPAC holds $240,000 in its trust account, Forge Nano has assumed a 100% redemption rate, resulting in the PIPE serving as the primary source of financing.

Forge Battery Project Finance

Forge Battery received a term sheet from a suitable lender for a note up to $275,000 for the development of its facility and, in a Phase II development proposal, the development of an electrode line for ALD-coated battery components. As of July 17, 2026, the term sheet is under negotiation.

Forge Battery Partnership

In November 2025, Forge Battery executed term sheets with Samsung SDI to establish a multi-faceted strategic partnership. The definitive agreements, executed in the first and second quarters of 2026, include the following elements:

●	An investment by the partner of $10,000 in Forge Nano’s Series D financing round and $10,000 in the PIPE associated with Forge Nano’s de-SPAC transaction.
●	Forge Battery’s purchase of manufacturing equipment from the partner.
●	The partner’s commitment to provide personnel and technical resources to support the installation, commissioning, and conditioning of the equipment, with a performance guarantee of 80% OEE (overall equipment effectiveness).
●	An offtake arrangement under which the partner will purchase 250 MWh of batteries per year for three years following the commencement of Forge Battery’s facility operations.
●	The provision of raw materials to Forge Battery at the partner’s large-scale purchase pricing.

Revenue Recognition

Revenue Recognition

Revenue is recognized upon the transfer of control of promised products and services in an amount that reflects the consideration the Company expects to receive in exchange for those products and services. If the consideration promised in a contract includes a variable amount, the Company includes an estimate of the amount it expects to receive for the total transaction price if it is probable that a significant reversal of cumulative revenue recognized will not occur. The Company determines the amount of revenue to be recognized through the application of the following steps:

●	Identification of the contract, or contracts, with a customer
●	Identification of the performance obligations in the contract
●	Determination of the transaction price
●	Allocation of the transaction price to the performance obligations in the contract
●	Recognition of revenue when or as the Company satisfies the performance obligations

Revenue is measured based upon input method and measured by the percentage of labor hours incurred to date compared to the estimated total labor hours for each contract. Of the total net revenue, three customers accounted for 67 percent, and four customers accounted for 69 percent as of March 31, 2026 and 2025, respectively.

For the majority of the Company’s contracts with customers, control and risk of loss is transferred throughout the development and manufacturing process of the agreed-upon goods for which the Company has been engaged to produce. As there is no alternative use for the product development the Company is performing and cancellation provisions result in an enforceable right to payment for the performance completed to date, revenue for these products is recognized over time. Revenue is recognized over time.

Contract costs include all direct material and labor costs and those indirect costs related to contract performance, including depreciation expense. Provisions for estimated losses on contracts in progress are made in the period in which such losses are determined. Selling, general, and administrative costs are charged as incurred.

The Company typically invoices its customers as work is engaged (deposit), completed, and accepted, as determined by the customer’s contract. Typical payment terms provide that customers pay within 30 days of invoice. Amounts that have been invoiced are recorded in accounts receivable and in either deferred revenue or revenue, depending on whether the revenue recognition criteria has been met. The Company occasionally experiences changes in the transaction price subsequent to the inception of the contract term. Variable consideration generally is composed of cost overages related to the contracted amount of time and effort to develop the products. The Company has determined to recognize this revenue in the month the change order is determined probable due to the overages being part of a series of distinct services that are satisfied over time.

In most cases, contracts are cancelable but require payment for performance to date. Therefore, at the time revenue is recognized, the Company does not estimate expected refunds for services, nor does it exclude any such amounts from revenue. The Company excludes from revenue all taxes assessed by a governmental authority that are imposed on the sale of its products and collected from customers.

Included in unbilled receivables is revenue recognized for billings that have not been presented to customers. The Company has an unconditional right to collection of these receivables.

Deferred revenue primarily consists of billings in advance of revenue recognized. For all transactions in which there is a significant outstanding obligation, the associated revenue is recorded as a contract liability and recognized once such obligation is fulfilled. The Company records advance billings on a gross basis in deferred revenue and accounts receivable when an arrangement exists with a customer to bill and collect the receivable, even if services have not yet been performed.

The Company recognizes its services revenue (tolling) on a similar timeline as its equipment revenue. The revenue recognized is measured using the input method, and it is calculated using the percentage of tooling days incurred to date compared to the estimated total labor hours for each contract.

Revenue Recognition

Revenue is recognized upon the transfer of control of promised products and services in an amount that reflects the consideration the Company expects to receive in exchange for those products and services. If the consideration promised in a contract includes a variable amount, the Company includes an estimate of the amount it expects to receive for the total transaction price if it is probable that a significant reversal of cumulative revenue recognized will not occur. The Company determines the amount of revenue to be recognized through the application of the following steps:

●	Identification of the contract, or contracts, with a customer
●	Identification of the performance obligations in the contract
●	Determination of the transaction price
●	Allocation of the transaction price to the performance obligations in the contract
●	Recognition of revenue when or as the Company satisfies the performance obligations

Revenue is measured based upon input method and measured by the percentage of labor hours incurred to date compared to the estimated total labor hours for each contract. Of the total net revenue, two customers accounted for 25 percent, and two customers accounted for 27 percent as of December 31, 2025 and 2024, respectively.

For the majority of the Company’s contracts with customers, control and risk of loss is transferred throughout the development and manufacturing process of the agreed-upon goods for which the Company has been engaged to produce. As there is no alternative use for the product development the Company is performing and cancellation provisions result in an enforceable right to payment for the performance completed to date, revenue for these products is recognized over time. Revenue is recognized over time.

Contract costs include all direct material and labor costs and those indirect costs related to contract performance, including depreciation expense. Provisions for estimated losses on contracts in progress are made in the period in which such losses are determined. Selling, general, and administrative costs are charged as incurred.

The Company typically invoices its customers as work is engaged (deposit), completed, and accepted, as determined by the customer’s contract. Typical payment terms provide that customers pay within 30 days of invoice. Amounts that have been invoiced are recorded in accounts receivable and in either deferred revenue or revenue, depending on whether the revenue recognition criteria has been met. The Company occasionally experiences changes in the transaction price subsequent to the inception of the contract term. Variable consideration generally is composed of cost overages related to the contracted amount of time and effort to develop the products. The Company has determined to recognize this revenue in the month the change order is determined probable due to the overages being part of a series of distinct services that are satisfied over time.

In most cases, contracts are cancelable but require payment for performance to date. Therefore, at the time revenue is recognized, the Company does not estimate expected refunds for services, nor does it exclude any such amounts from revenue. The Company excludes from revenue all taxes assessed by a governmental authority that are imposed on the sale of its products and collected from customers.

Included in unbilled receivables is revenue recognized for billings that have not been presented to customers. The Company has an unconditional right to collection of these receivables.

Deferred revenue primarily consists of billings in advance of revenue recognized. For all transactions in which there is a significant outstanding obligation, the associated revenue is recorded as a contract liability and recognized once such obligation is fulfilled. The Company records advance billings on a gross basis in deferred revenue and accounts receivable when an arrangement exists with a customer to bill and collect the receivable, even if services have not yet been performed.

The Company recognizes its services revenue (tolling) on a similar timeline as its equipment revenue. The revenue recognized is measured using the input method, and it is calculated using the percentage of tooling days incurred to date compared to the estimated total labor hours for each contract.

Government Grant

Government Grant

The Company recognizes government grants in accordance with Accounting Standards Codification 832, Government Assistance, analogous to International Accounting Standards 20, Accounting for Government Grants and Disclosure of Government Assistance (IAS 20). Grant income is recognized when there is reasonable assurance that the Company has complied with the conditions of the grant and that the grant will be received.

Grants are recognized on a gross basis and are presented as other income within the consolidated statements of operations. Related costs associated with the grants are recorded within the applicable operating expense categories as incurred.

During the three months ended March 31, 2026 and 2025, the Company received $976 and $1,053, respectively, in other grant proceeds for other projects that pertain to developing technology,proving technological concepts, and showcasing scalability.

Government Grant

The Company recognizes government grants in accordance with Accounting Standards Codification 832, Government Assistance, analogous to International Accounting Standards 20, Accounting for Government Grants and Disclosure of Government Assistance (IAS 20).

Grant income is recognized when there is reasonable assurance that the Company has complied with the conditions of the grant and that the grant will be received.

Grants are recognized on a gross basis and are presented as other income within the consolidated statements of operations. Related costs associated with the grants are recorded within the applicable operating expense categories as incurred.

During the years ended December 31, 2025 and 2024, the Company received $7,062 and $2,305, respectively, in other grant proceeds for other projects that pertain to developing technology, proving technological concepts, and showcasing scalability.

Shipping and Handling Costs

Shipping and Handling Costs

The Company records shipping and handling costs for the delivery of finished goods as a cost of sales as they are incurred and are included in cost of sales in the unaudited condensed consolidated statement of operations. Total shipping and handling costs for the three months ended March 31, 2026 and 2025 were $56 and $31, respectively.

Shipping and Handling Costs

The Company records shipping and handling costs for the delivery of finished goods as a cost of sales as they are incurred and are included in cost of sales in the consolidated statement of operations. Total shipping and handling costs for the years ended December 31, 2025 and 2024 were $214 and $227, respectively.

Advertising Expense

Advertising Expense

Advertising expense is charged to expense during the year in which it is incurred and are included in general and administrative expenses in the unaudited condensed consolidated statement of operations. Advertising expense for the three months ended March 31, 2026 and 2025 was $173 and $151, respectively.

Advertising Expense

Advertising expense is charged to expense during the year in which it is incurred and are included in general and administrative expenses in the consolidated statement of operations. Advertising expense for the years ended December 31, 2025 and 2024 was $650 and $597, respectively.

Income Taxes

Income Taxes

The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the unaudited condensed consolidated financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between the financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Company recognizes deferred tax assets to the extent that the Company believes these assets are more likely than not to be realized. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If the Company determines that deferred tax assets would be realized in the future in excess of their net recorded amount, the Company would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

The Company records uncertain tax positions in accordance with Accounting Standards Codification 740, Income Taxes (ASC 740), on the basis of a two-step process whereby the Company (1) determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

The Company recognizes interest and penalties related to unrecognized tax benefits within the income tax expense line in the accompanying unaudited condensed consolidated statements of operations.

Income Taxes

The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between the financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Company recognizes deferred tax assets to the extent that the Company believes these assets are more likely than not to be realized. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If the Company determines that deferred tax assets would be realized in the future in excess of their net recorded amount, the Company would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

The Company records uncertain tax positions in accordance with Accounting Standards Codification 740, Income Taxes (ASC 740), on the basis of a two-step process whereby the Company (1) determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

The Company recognizes interest and penalties related to unrecognized tax benefits within the income tax expense line in the accompanying consolidated statements of operations.

Research and Development

Research and Development

Research and development expenditures of approximately $453 and $282 were recognized as incurred and are included in general and administrative expenses during the three months ended March 31, 2026 and 2025, respectively.

Research and Development

Research and development expenditures of approximately $11,928 and $3,589 were recognized as incurred and are included in general and administrative expenses during the years ended December 31, 2025 and 2024, respectively.

Product Warranties

Product Warranties

The Company provides limited one-year repair or replacement warranties on all of its manufactured products. Warranty expense incurred for the three months ended March 31, 2026 and 2025, was $11 and $(19), respectively, and are included in cost of sales. The Company recognizes warranty obligations at the time products are sold based on an estimated rate of 10 percent of revenue recognized on projects completed during the year for warranty claims and estimated current costs of repair or replacement. The accompanying unaudited condensed consolidated financial statements include a liability included in accrued and other liabilities of $67 and $63, as of March 31, 2026 and December 31, 2025, respectively, for estimated warranty obligations.

Product Warranties

The Company provides limited one-year repair or replacement warranties on all of its manufactured products. Warranty expense incurred for the years ended December 31, 2025 and 2024, was $(52) and $74, respectively, and are included in cost of sales. The Company recognizes warranty obligations at the time products are sold based on an estimated rate of 10 percent of revenue recognized on projects completed during the year for warranty claims and estimated current costs of repair or replacement. The accompanying consolidated financial statements include a liability included in accrued and other liabilities of $63 and $152, as of December 31, 2025 and 2024, respectively, for estimated warranty obligations.

Stock Options

Stock Options

The Company has one stock option plan (see Note 13). The Company estimates the fair value of stock based payment awards on the date of the grant using the Black-Scholes option-pricing model to account for employee and non employee stock compensation cost. Compensation costs are recognized on a straight-line basis over the requisite service period, which is generally the vesting period.

Stock Options

The Company has one stock option plan (see Note 13). The Company estimates the fair value of stock based payment awards on the date of the grant using the Black-Scholes option-pricing model to account for employee and non employee stock compensation cost. Compensation costs are recognized on a straight-line basis over the requisite service period, which is generally the vesting period.

Earnings (Loss) Per share

Earnings (Loss) Per share

The Company utilizes the guidance per ASC 260, Earnings per Share (ASC 260), and presents basic and diluted loss per common share amounts. Basic loss per common share is calculated by dividing net loss by the weighted average number of common shares outstanding during the applicable period.The denominator for diluted net loss per share is a computation of the weighted-average number of ordinary shares and the potential dilutive ordinary shares outstanding during the period. Potential dilutive shares outstanding include the dilutive effect of in-the-money options, unvested Restricted Stock Agreements (RSAs), and unvested Restricted Stock Units (RSUs) using the treasury stock method. In periods in which the Company reports a net loss, diluted net loss per share is generally the same as basic net loss per share since dilutive common shares are not assumed to have been issued if their effect is anti-dilutive.

Earnings (Loss) Per share

The Company utilizes the guidance per ASC 260, Earnings per Share (ASC 260), and presents basic and diluted loss per common share amounts. Basic loss per common share is calculated by dividing net loss by the weighted average number of common shares outstanding during the applicable period. The denominator for diluted net loss per share is a computation of the weighted-average number of ordinary shares and the potential dilutive ordinary shares outstanding during the period. Potential dilutive shares outstanding include the dilutive effect of in-the-money options, unvested Restricted Stock Agreements (RSAs), and unvested Restricted Stock Units (RSUs) using the treasury stock method. In periods in which the Company reports a net loss, diluted net loss per share is generally the same as basic net loss per share since dilutive common shares are not assumed to have been issued if their effect is anti-dilutive.

Segments

Segments

ASC Topic 280, Segment Reporting (ASC 280) establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise that engage in business activities from which it may recognize revenues and incur expenses, and for which separate financial information is available that is regularly evaluated by the Company’s Chief Operating Decision Maker (CODM) for purposes of assessing performance and allocating resources.

The Company’s CODM has been identified as the Chief Executive Officer. The CODM evaluates financial performance and allocates resources using both consolidated financial information and disaggregated operating results by reportable segment, including revenue and gross profit (loss). The CODM does not review asset information at the reportable segment level and does not use such information in assessing performance or allocating resources. Accordingly, the Company has identified the following reportable segments:

●	Tool Manufacturing & Related Services - Production of industrial tools and provision of maintenance services.
●	Coating Services - Application of specialized coatings for industrial components.
●	Battery Manufacturing - Manufacture of advanced batteries for automotive and energy storage applications.

Segment profit or loss is measured as gross profit (loss), which is defined as revenue less cost of sales. This is the primary measure reviewed by the CODM to evaluate segment performance. Segment measures exclude interest, income taxes, and other non-operating or nonrecurring items. Operating expenses, including general and administrative and research and development expenses, are managed on a consolidated basis and are not allocated to segments.

The CODM does not receive or regularly review asset information by reportable segment. Accordingly, segment asset information is not disclosed.

The Company’s products and services by segment are:

●	Tool Manufacturing & Related Services - Industrial tools and maintenance services.
●	Coating Services - Protective and performance coatings for industrial components.
●	Battery Manufacturing - Lithium-ion and advanced batteries.

Revenue is primarily generated in North America, with a growing presence in Europe and Asia. Management does not consider geographic segmentation meaningful due to the nature of the Company’s operations and demand variability.

Customer concentrations may occur in certain periods; however, they fluctuate significantly and are not considered a reliable basis for segment reporting. Battery sales are in early stages, and no single customer has been identified as a major customer on a recurring basis.

Segments

ASC Topic 280, Segment Reporting (ASC 280) establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise that engage in business activities from which it may recognize revenues and incur expenses, and for which separate financial information is available that is regularly evaluated by the Company’s Chief Operating Decision Maker (CODM), or group, in deciding how to allocate resources and assess performance.

The Company’s CODM has been identified as the Chief Executive Officer who reviews the assets, operating results, and financial metrics for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has identified the Company’s reportable segments as:

●	Tool Manufacturing & Related Services - Production of industrial tools and provision of maintenance services.
●	Coating Services - Application of specialized coatings for industrial components.
●	Battery Manufacturing - Manufacture of advanced batteries for automotive and energy storage applications.

Segment profit or loss is measured using internal reporting metrics reviewed by the CODM and excludes interest, income taxes, and certain nonrecurring items. Segment assets include property, plant, equipment, and working capital directly attributable to each segment. Segment profit for all segments is measured as gross margin excluding corporate overhead.

The Company’s CODM does not regularly review discrete asset information by reportable segment for purposes of performance assessment or resource allocation. Accordingly, total assets are not reported by segment in this footnote.

The Company’s products and services by segment are:

●	Tool Manufacturing & Related Services - Industrial tools and maintenance services.
●	Coating Services - Protective and performance coatings for industrial components.
●	Battery Manufacturing - Lithium-ion and advanced batteries.

Revenue is primarily generated in North America, with a growing presence in Europe and Asia. Management does not consider geographic segmentation meaningful due to the nature of the Company’s operations and demand variability.

Customer concentrations may occur in certain periods; however, they fluctuate significantly and are not considered a reliable basis for segment reporting. Battery sales are in early stages, and no single customer has been identified as a major customer on a recurring basis.

Recent Issued Accounting Pronouncements Not Yet Adopted

Recent Issued Accounting Pronouncements Not Yet Adopted

The following are recent accounting pronouncements not yet adopted with potential for a material impact on the company’s unaudited condensed consolidated financial statements or disclosures.

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses to expand the disclosure requirements for certain costs and expenses. In January 2025, FASB issued ASU 2025-01, Income Statement—Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date, which clarified the effective date of ASU 2024-03 as periods beginning after December 15, 2026 for annual reporting, and interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact this standard will have on its financial statements.

Recent Issued Accounting Pronouncements Not Yet Adopted

The following are recent accounting pronouncements not yet adopted with potential for a material impact on the company’s consolidated financial statements or disclosures.

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes: Improvements to Income Tax Disclosures (Topic740). Under the ASU, public business entities must annually “(1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold (if the effect of those reconciling items is equal to or greater than 5 percent of the amount computed by multiplying pretax income or loss by the applicable statutory income tax rate).” The ASU’s amendments are effective for public business entities for annual periods beginning after December 15, 2024, whereas for non-public (i.e. private) business entities for annual periods beginning after December 15, 2025. Early adoption is permitted. While the Company expects that adoption of ASU 2023-09 will result in expanded disaggregation and additional qualitative and quantitative disclosures, including more detailed effective tax rate reconciliation categories and jurisdictional income tax payment disclosures, the Company does not expect the adoption of ASU 2023-09 to have an impact on its results of operations, financial position, or cash flows.

In November 2024, the FASB issued ASU 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40). The new guidance requires enhanced disclosures about certain costs and expenses. This standard update is effective for the Company’s annual reports beginning in the fiscal year ending December 31, 2028, and interim period reports beginning in the first quarter of the fiscal year ending December 31, 2029. Early adoption is permitted either on a prospective or retrospective basis. The Company is currently evaluating the impact of this ASU on our disclosures.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities (“ASU 2025-10”), to establish guidance on the recognition, measurement, and presentation of government grants received by business entities. ASU 2025-10 is effective for annual and interim reporting periods after December 15, 2028, and can be applied prospectively, modified prospectively, or retrospectively. The Company is currently evaluating the impact of ASU 2025-10 guidance on its consolidated financial statements and related disclosures.

In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements (“ASU 2025-11”), to clarify the interim reporting requirements by improving navigability of Topic 270 and more clearly specifying what disclosures are required in an interim reporting period. ASU 2025-11 is effective for interim reporting periods within annual reporting periods beginning after December 15, 2027, and can be applied prospectively or retrospectively to any or all prior periods presented in the condensed consolidated financial statements. The Company is currently evaluating the impact of ASU 2025-11 guidance on its consolidated financial statements and related disclosures.

In December 2025, the FASB issued ASU No. 2025-12, Codification Improvements (“ASU 2025-12”), ASU 2025-12 represents changes to the Codification that (1) clarify, (2) correct errors, or (3) make minor improvements. The amendments in ASU 2025-12 are effective for fiscal years beginning after December 15, 2026, and interim periods within those fiscal years, with early adoption permitted. The Company is currently evaluating the impact of ASU 2025-12 guidance on its consolidated financial statements and related disclosures.